SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Raw materials	$ 0	$ 31
Finished goods	0	240
Inventory	$ 0	$ 271